EQUITY (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Schedule of stock options using the Black-Scholes option pricing model and used the assumptions

	For the Years Ended
	December 31,
	2021	2020
Risk-free interest rate	0.73%	0.13%
Contractual term (years)	1-3	2.00
Expected volatility	66.00%	42.00%
Expected dividends	0.00%	0.00%

	For the Years Ended
	December 31,
	2020	2019
Risk-free interest rate	0.13%	2.50%
Contractual term (years)	2.00	2.00
Expected volatility	42.00%	39.00%
Expected dividends	0.00%	0.00%

Summary of option activity

A summary of the option activity during the year ended December 31, 2021 was as follows (revised to give retroactive effect to the 6 for 1 stock split in April 2021):

		Weighted	Weighted
		Average	Average	Aggregate
	No of	Share	Remaining	Intrinsic
	Options	Price	Life	Value
Outstanding Jan. 1, 2021	73,428	5.81	1.00	97,782
Granted	85,836	5.81	2
Exercised	—	—	—	—
Expired	—	—	—	—
Outstanding Dec 31, 2021	159,264	5.81	1.00

A summary of the option activity during the years ended December 31, 2020 and 2019 was as follows (revised to give retroactive effect to the 6 for 1 stock split in April 2021):

		Weighted	Weighted
		Average	Average	Aggregate
	No of	Share	Remaining	Intrinsic
	Options	Price	Life	Value
Outstanding Jan. 1, 2018	253,818	2.43	1.00	119,667
Granted	257,478	3.56	0.00	0
Exercised	(253,818)	2.43	0.00	0
Expired	0	0.00	0.00	0
Outstanding Dec 31, 2019	257,478	3.56	1.00	580,613
Granted	73,428	5.81	0.00	0
Exercised	(257,478)	0.00	0.00	0
Expired	0	0.00	0.00	0
Outstanding Dec 31, 2020	73,428	5.81	1.00	97,782

Schedule of information related to options outstanding

The following table presents information related to options outstanding at December 31, 2021 and 2020:

	Options Outstanding			Options Exercisable
Weighted
Average
		Outstanding	Underlying	Remaining	Exercisable
	Exercise	Number	Common	Life in	Number of
Year	Price	of options	Stock	Years	Warrants
2021	$5.81	85,836	Genius Group	1	n/a

The following table presents information related to options outstanding at December 31, 2020 and 2019:

	Options Outstanding			Options Exercisable
				Weighted
				Average
		Outstanding	Underlying	Remaining	Exercisable
	Exercise	Number	Common	Life in	Number of
Year	Price	of options	Stock	Years	Warrants
2019	$3.56	257,478	Genius Group	n/a	n/a
2020	$5.81	73,428	Genius Group	n/a	n/a